UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2014

Date of reporting period:	9/30/2014

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2014, is filed herewith.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Shares		Value (Note 1)

	COMMON STOCKS—98.9%

	Austria—0.8%
87,223	Erste Group Bank AG	$1,997,879

	Belgium—3.0%
64,305	Anheuser-Busch InBev NV	7,157,147

	Brazil—1.4%
120,220	Banco Bradesco SA (Preference)	1,711,149
119,986	Itau Unibanco Holding SA, ADR (Preference)	1,665,406
		3,376,555
	Canada—1.1%
55,453	Barrick Gold Corp.	812,941
13,449	Potash Corp. of Saskatchewan, Inc.	465,692
35,989	Potash Corp. of Saskatchewan, Inc. (New York)	1,243,780
		2,522,413
	Denmark—2.7%
135,834	Novo Nordisk A/S	6,499,510

	France—19.2%
44,866	Accor SA	1,989,897
12,602	Air Liquide SA	1,537,101
245,199	AXA SA	6,042,222
76,674	Cie de St-Gobain	3,509,111
42,371	Cie Generale d’Optique Essilor International SA	4,652,743
50,370	Danone SA	3,371,852
48,327	JCDecaux SA	1,525,681
21,039	L’Oreal SA	3,340,266
45,493	Legrand SA	2,367,063
16,300	LVMH Moet Hennessy Louis Vuitton SA	2,649,640
39,287	Pernod-Ricard SA	4,448,068
81,868	Schneider Electric SA	6,286,928
1,007	Unibail-Rodamco SE, REIT	259,084
14,713	Unibail-Rodamco SE, REIT	3,785,410
		45,765,066
	Germany—10.7%
31,423	Allianz SE, Registered	5,094,062
48,017	Daimler AG, Registered	3,683,147
22,675	Fresenius Medical Care AG & Co. KGaA	1,583,774
41,367	Fresenius SE & Co. KGaA	2,047,884
23,476	Linde AG	4,511,456
76,796	SAP AG	5,538,542
14,044	Volkswagen AG (Preference)	2,916,173
		25,375,038
	Hong Kong—1.3%
145,000	Cheung Kong Holdings, Ltd.	2,386,524
293,000	Hang Lung Properties, Ltd.	832,038
		3,218,562
	Italy—1.8%
780,959	Intesa Sanpaolo SpA	2,373,256

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Italy (Continued)
135,347	Pirelli & C. SpA	$1,873,613
		4,246,869
	Japan—8.9%
58,100	Dentsu, Inc.	2,211,693
32,200	FANUC Corp.	5,816,111
120,705	Japan Tobacco, Inc.	3,925,733
102,800	Komatsu, Ltd.	2,377,499
29,100	LIXIL Group Corp.†	621,667
5,000	Mitsubishi Estate Co., Ltd.	112,537
14,300	SMC Corp.	3,944,153
67,800	Tokio Marine Holdings, Inc.	2,103,392
		21,112,785
	Jersey—1.2%
517,216	Glencore Xstrata Plc*	2,877,680

	Malaysia—0.9%
722,700	Genting Bhd	2,090,664

	Netherlands—2.7%
53,115	Heineken NV	3,974,230
61,318	Royal Dutch Shell Plc	2,348,602
		6,322,832
	Singapore—1.4%
192,709	United Overseas Bank, Ltd.	3,383,775

	Spain—4.6%
578,986	Banco Bilbao Vizcaya Argentaria SA	6,984,537
409,043	Banco Santander SA	3,932,162
		10,916,699
	Sweden—5.2%
157,913	Atlas Copco AB	4,529,932
99,361	Investor AB	3,513,987
164,891	Sandvik AB†	1,860,051
218,012	Volvo AB	2,370,155
		12,274,125
	Switzerland—16.5%
177,737	ABB, Ltd., Registered*	3,998,943
51,820	Cie Financiere Richemont SA, Registered	4,252,746
49,955	Holcim, Ltd., Registered*	3,644,460
59,382	Nestle SA, Registered	4,369,525
66,623	Novartis AG, Registered	6,291,048
23,135	Roche Holding AG	6,860,290
6,310	Swatch Group AG (The)	3,001,331
9,496	Syngenta AG, Registered	3,026,744
224,903	UBS AG, Registered*	3,924,672
		39,369,759
	United Kingdom—13.7%
69,156	Anglo American Plc	1,551,634

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	United Kingdom (Continued)
249,885	BG Group Plc	$4,618,153
140,971	CRH Plc	3,222,346
185,941	Diageo Plc	5,380,673
5,098,797	Lloyds Banking Group Plc*	6,354,009
147,410	Pearson Plc	2,963,275
36,324	Reckitt Benckiser Group Plc	3,150,436
345,070	Rolls-Royce Holdings Plc*	5,395,512
		32,636,038
	United States—1.8%
129,473	Freeport-McMoRan Copper & Gold, Inc.	4,227,293

	TOTAL COMMON STOCKS (Cost $208,657,483)	235,370,689

		Expiration Date

	WARRANT—0.1%

	Malaysia—0.1%
214,915	Genting Bhd (GENTING BHD GENTING BHD CW)* (Cost $101,264)	12/18/18	189,988

	RIGHTS—0.0%

	Spain—0.0%
578,986	Banco Bilbao Vizcaya Argentaria SA(BBVA RIGHT)†, * (Cost $58,763)	10/13/14	57,772

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—1.3%

$1,841,267	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2014	1,841,267

Shares

1,234,819	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.193%	1,234,819

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,076,086)		3,076,086

	TOTAL INVESTMENTS AT MARKET VALUE—100.3% (Cost $211,893,596)		238,694,535
	Liabilities in Excess of Other Assets—(0.3)%		(759,358)
	NET ASSETS—100.0%		$237,935,177

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

†                                         Denotes all or a portion of security on loan (Note 1)

*                                         Non-income producing security

††                                  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2014, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Commercial Banks	11.9%
Beverages	8.8%
Machinery	8.8%
Pharmaceuticals	8.3%
Insurance	5.6%
Electrical Equipment	5.3%
Chemicals	4.5%
Textiles, Apparel and Luxury Goods	4.2%
Metals and Mining	4.0%
Food Products	3.3%
Construction Materials	2.9%
Oil, Gas and Consumable Fuels	2.9%
Automobiles	2.8%
Media	2.8%
Aerospace & Defense	2.3%
Software	2.3%
Health Care Equipment and Supplies	2.0%
Building Products	1.7%
Hotels, Restaurants & Leisure	1.7%
Real Estate Investment Trusts (REITs)	1.7%
Capital Markets	1.6%
Tobacco	1.6%
Diversified Financial Services	1.5%
Health Care Providers and Services	1.5%
Personal Products	1.4%
Real Estate Management and Development	1.4%
Household Products	1.3%
Auto Components	0.8%
Warrant	0.1%
Short-Term Investments	1.3%
Total	100.3%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Shares		Value (Note 1)

	COMMON STOCKS—99.4%

	Aerospace & Defense—9.4%
381,500	Airbus Group NV, SP ADR	$5,959,030
32,625	Precision Castparts Corp.	7,728,210
201,500	Safran SA, SP ADR	3,224,000
		16,911,240
	Beverages—3.9%
76,000	Monster Beverage Corp.*	6,966,920

	Biotechnology—19.7%
46,950	Alexion Pharmaceuticals, Inc.*	7,785,249
20,800	Biogen Idec, Inc.*	6,880,848
143,700	Celgene Corp.*	13,619,886
19,800	Regeneron Pharmaceuticals, Inc.*	7,138,296
		35,424,279
	Capital Markets—6.8%
20,575	BlackRock, Inc.	6,755,184
139,100	Invesco, Ltd.	5,491,668
		12,246,852
	Chemicals—3.2%
50,700	Monsanto Co.	5,704,257

	Health Care Equipment and Supplies—3.0%
131,600	Abbott Laboratories	5,473,244

	Hotels, Restaurants & Leisure—12.0%
64,300	Las Vegas Sands Corp.	4,000,103
91,800	Starbucks Corp.	6,927,228
26,000	Wynn Resorts, Ltd.	4,864,080
80,600	Yum! Brands, Inc.	5,801,588
		21,592,999
	Internet and Catalog Retail—4.0%
6,195	Priceline.com, Inc.*	7,177,403

	Internet Software and Services—10.1%
40,000	Alibaba Group Holding, Ltd., SP ADR*	3,554,000
6,880	Google, Inc., Class A*	4,048,261
6,480	Google, Inc., Class C*	3,741,293
457,700	Tencent Holdings, Ltd., ADR	6,783,114
		18,126,668
	IT Services—10.0%
151,300	Cognizant Technology Solutions Corp., Class A*	6,773,701
68,300	MasterCard, Inc., Class A	5,048,736
29,400	Visa, Inc., Class A	6,273,078
		18,095,515
	Media—7.5%
78,900	Comcast Corp., Class A	4,243,242
63,100	Discovery Communications, Inc.*	2,352,368
63,100	Discovery Communications, Inc., Class A*	2,385,180

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Media (Continued)
60,187	Time Warner, Inc.	$4,526,664
		13,507,454
	Multiline Retail—3.4%
57,100	Dollar General Corp.*	3,489,381
48,400	Dollar Tree, Inc.*	2,713,788
		6,203,169
	Pharmaceuticals—6.4%
37,300	Allergan, Inc.	6,646,487
32,900	Perrigo Co. Plc	4,941,251
		11,587,738
	TOTAL COMMON STOCKS (Cost $141,915,671)	179,017,738

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—0.8%

$1,393,715	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2014	1,393,715

	TOTAL INVESTMENTS AT MARKET VALUE—100.2% (Cost $143,309,386)			180,411,453
	Liabilities in Excess of Other Assets—(0.2)%			(316,994)
	NET ASSETS—100.0%			$180,094,459

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                                         Non-income producing security

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2014, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Health Care	29.1%
Consumer Discretionary	26.9%
Information Technology	20.1%
Industrials	9.4%
Financials	6.8%
Consumer Staples	3.9%
Materials	3.2%
Short-Term Investments	0.8%
Total	100.2%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Shares		Value (Note 1)

	COMMON STOCKS—96.0%

	Air Freight and Logistics—1.1%
22,500	Hub Group, Inc., Class A*	$911,925
92,600	UTi Worldwide, Inc.†, *	984,338
		1,896,263
	Airlines—6.8%
28,400	American Airlines Group, Inc.	1,007,632
189,600	Controladora Vuela Cia de Aviacion SAB de CV, ADR†, *	1,645,728
84,400	JetBlue Airways Corp.†, *	896,328
179,500	United Continental Holdings, Inc.*	8,398,805
		11,948,493
	Auto Components—2.2%
12,400	Autoliv, Inc.†	1,139,808
59,789	Fox Factory Holding Corp.*	926,729
49,200	Modine Manufacturing Co.*	584,004
6,600	Tenneco, Inc.*	345,246
9,700	TRW Automotive Holdings Corp.*	982,125
		3,977,912
	Biotechnology—1.1%
5,500	BioMarin Pharmaceutical, Inc.*	396,880
32,200	Myriad Genetics, Inc.†, *	1,241,954
31,200	Sangamo BioSciences, Inc.†, *	336,492
		1,975,326
	Building Products—2.2%
17,400	Armstrong World Industries, Inc.*	974,400
27,500	Lennox International, Inc.	2,113,925
25,200	Trex Co., Inc.†, *	871,164
		3,959,489
	Capital Markets—1.4%
13,400	LPL Financial Holdings, Inc.	617,070
25,000	Raymond James Financial, Inc.	1,339,500
10,200	Waddell & Reed Financial, Inc., Class A	527,238
		2,483,808
	Chemicals—3.6%
17,600	Albemarle Corp.†	1,036,640
22,900	Cabot Corp.	1,162,633
8,100	Celanese Corp., Series A	474,012
18,100	FMC Corp.	1,035,139
82,600	Kraton Performance Polymers, Inc.*	1,471,106
44,400	Tronox, Ltd., Class A	1,156,620
		6,336,150
	Commercial Banks—2.4%
69,439	PacWest Bancorp	2,862,970

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Commercial Banks (Continued)
46,030	Popular, Inc.*	$1,354,893
		4,217,863
	Commercial Services & Supplies—0.7%
30,030	KAR Auction Services, Inc.	859,759
13,820	Ritchie Bros. Auctioneers, Inc.	309,430
		1,169,189
	Communications Equipment—0.2%
13,800	ADTRAN, Inc.	283,314

	Computers and Peripherals—0.3%
52,900	QLogic Corp.*	484,564

	Construction and Engineering—1.6%
10,200	Jacobs Engineering Group, Inc.*	497,964
16,600	KBR, Inc.	312,578
25,800	Primoris Services Corp.	692,472
35,500	Quanta Services, Inc.*	1,288,295
		2,791,309
	Construction Materials—3.3%
38,600	Caesarstone Sdot-Yam, Ltd.	1,994,848
29,300	Eagle Materials, Inc.	2,983,619
6,600	Martin Marietta Materials, Inc.	851,004
		5,829,471
	Consumer Finance—0.4%
32,100	Green Dot Corp., Class A†, *	678,594

	Containers and Packaging—1.7%
83,750	Berry Plastics Group, Inc.*	2,113,850
13,300	Packaging Corp. of America	848,806
		2,962,656
	Diversified Consumer Services—0.3%
35,590	2u, Inc.†, *	554,848

	Diversified Financial Services—0.5%
39,165	Leucadia National Corp.	933,694

	Diversified Telecommunication Services—2.2%
75,000	Cogent Communications Group, Inc.	2,520,750
117,700	Premiere Global Services, Inc.*	1,408,869
		3,929,619
	Electrical Equipment—0.3%
3,900	Hubbell, Inc., Class B	470,067

	Electronic Equipment, Instruments & Components—6.2%
43,800	Belden, Inc.	2,804,076
23,200	Control4 Corp.†, *	299,976
46,500	DTS, Inc.*	1,174,125
149,100	Flextronics International, Ltd.*	1,538,712

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Electronic Equipment, Instruments & Components (Continued)
26,100	Itron, Inc.*	$1,025,991
61,800	Jabil Circuit, Inc.	1,246,506
34,300	Rogers Corp.*	1,878,268
28,600	Universal Display Corp.†, *	933,504
		10,901,158
	Energy Equipment and Services—0.9%
14,200	Dril-Quip, Inc.*	1,269,480
48,100	McDermott International, Inc.†, *	275,132
		1,544,612
	Health Care Equipment and Supplies—6.7%
22,300	Cooper Cos., Inc. (The)	3,473,225
68,200	Dexcom, Inc.†, *	2,727,318
10,200	Edwards Lifesciences Corp.*	1,041,930
8,800	HeartWare International, Inc.†, *	683,144
80,835	Insulet Corp.†, *	2,978,770
37,400	Symmetry Medical, Inc.*	377,366
12,260	Syneron Medical, Ltd.†, *	122,845
205,100	Unilife Corp.†, *	470,704
		11,875,302
	Health Care Providers and Services—1.2%
18,522	Catamaran Corp.*	780,702
25,900	Mednax, Inc.*	1,419,838
		2,200,540
	Household Durables—1.0%
18,200	Harman International Industries, Inc.	1,784,328

	Industrial Conglomerates—0.4%
9,500	Carlisle Cos., Inc.	763,610

	Insurance—2.1%
9,800	Everest Re Group, Ltd.	1,587,698
17,100	HCC Insurance Holdings, Inc.	825,759
28,700	W. R. Berkley Corp.	1,371,860
		3,785,317
	Internet Software and Services—2.1%
20,800	Akamai Technologies, Inc.*	1,243,840
155,500	Brightcove, Inc.†, *	867,690
38,400	Gogo, Inc.†, *	647,424
17,400	IntraLinks Holdings, Inc.*	140,940
85,940	QuinStreet, Inc.*	356,651
23,170	Web.com Group, Inc.*	462,473
		3,719,018
	IT Services—0.9%
8,300	Global Payments, Inc.	580,004
28,800	MoneyGram International, Inc.*	361,152

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	IT Services (Continued)
17,300	Verifone Systems, Inc.*	$594,774
		1,535,930

	Life Sciences Tools and Services—1.7%
14,800	Illumina, Inc.*	2,426,016
27,600	QIAGEN NV*	628,452
		3,054,468
	Machinery—3.6%
37,300	Harsco Corp.	798,593
104,800	Meritor, Inc.*	1,137,080
14,200	Pall Corp.	1,188,540
6,200	Pentair Plc	406,038
130,500	Wabash National Corp.†, *	1,738,260
11,800	WABCO Holdings, Inc.*	1,073,210
		6,341,721
	Marine—0.5%
7,600	Kirby Corp.*	895,660

	Media—1.6%
36,800	Imax Corp.†, *	1,010,528
54,400	Lions Gate Entertainment Corp.†	1,793,568
		2,804,096
	Metals and Mining—2.6%
38,900	Agnico-Eagle Mines, Ltd.	1,129,267
37,100	Allegheny Technologies, Inc.	1,376,410
79,900	Globe Specialty Metals, Inc.	1,453,381
42,800	Horsehead Holding Corp.†, *	707,484
		4,666,542
	Oil, Gas and Consumable Fuels—6.6%
44,500	Cabot Oil & Gas Corp.	1,454,705
64,300	Carrizo Oil & Gas, Inc.*	3,460,626
13,300	CONSOL Energy, Inc.	503,538
28,200	Continental Resources, Inc.†, *	1,874,736
106,800	Emerald Oil, Inc.†, *	656,820
29,100	InterOil Corp.†, *	1,578,966
34,200	Rex Energy Corp.†, *	433,314
269,700	SandRidge Energy, Inc.†, *	1,157,013
16,200	World Fuel Services Corp.†	646,704
		11,766,422
	Paper and Forest Products—1.5%
31,500	Boise Cascade Co.*	949,410

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Paper and Forest Products (Continued)
126,100	Louisiana-Pacific Corp.†, *	$1,713,699
		2,663,109
	Pharmaceuticals—0.1%
7,140	Intersect ENT, Inc.*	110,670

	Professional Services—0.3%
37,200	RPX Corp.*	510,756

	Real Estate Investment Trusts (REITs)—0.3%
48,600	Ares Commercial Real Estate Corp., REIT	568,134

	Real Estate Management and Development—0.0%
544	RE/MAX Holdings, Inc., Class A	16,173

	Road and Rail—0.4%
5,600	Kansas City Southern	678,720

	Semiconductors and Semiconductor Equipment—13.5%
22,200	Altera Corp.	794,316
105,500	Atmel Corp.*	852,440
11,200	Cabot Microelectronics Corp.*	464,240
110,900	Cypress Semiconductor Corp.†, *	1,095,138
77,900	Fairchild Semiconductor International, Inc.*	1,209,787
57,700	Integrated Device Technology, Inc.*	920,315
32,200	International Rectifier Corp.*	1,263,528
38,300	Maxim Integrated Products, Inc.	1,158,192
32,500	Microsemi Corp.*	825,825
51,200	Monolithic Power Systems, Inc.	2,255,360
89,500	ON Semiconductor Corp.*	800,130
272,000	QuickLogic Corp.†, *	813,280
20,000	Semtech Corp.*	543,000
10,900	Silicon Laboratories, Inc.*	442,976
37,370	Skyworks Solutions, Inc.	2,169,328
56,100	SunEdison, Inc.†, *	1,059,168
18,700	Synaptics, Inc.*	1,368,840
52,700	Tessera Technologies, Inc.	1,400,766
144,600	TriQuint Semiconductor, Inc.*	2,757,522
77,600	Ultratech, Inc.†, *	1,765,400
		23,959,551
	Software—5.4%
23,300	Advent Software, Inc.	735,348
37,300	Electronic Arts, Inc.*	1,328,253
17,900	Ellie Mae, Inc.†, *	583,540
38,400	FleetMatics Group Plc†, *	1,171,200
44,100	Fortinet, Inc.*	1,114,187
95,334	Rovi Corp.*	1,882,370
5,400	Seachange International, Inc.*	37,584
8,400	Silver Spring Networks, Inc.†, *	81,060
41,300	Tangoe, Inc.†, *	559,615
87,100	TiVo, Inc.*	1,114,444

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Software (Continued)
323,400	Zynga, Inc., Class A*	$873,180
		9,480,781
	Specialty Retail—1.4%
39,040	Chico’s FAS, Inc.	576,621
41,400	MarineMax, Inc.*	697,590
59,700	Select Comfort Corp.*	1,248,924
		2,523,135
	Textiles, Apparel and Luxury Goods—0.2%
20,200	Vera Bradley, Inc.†, *	417,736

	Trading Companies and Distributors—1.8%
56,674	MRC Global, Inc.*	1,321,638
32,700	Stock Building Supply Holdings, Inc.*	513,717
16,000	Watsco, Inc.	1,378,880
		3,214,235
	Wireless Telecommunication Services—0.7%
11,300	SBA Communications Corp., Class A*	1,253,170

	TOTAL COMMON STOCKS (Cost $103,480,496)	169,917,523

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—20.0%

$6,906,174	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2014	6,906,174

Shares

28,457,740	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.193%	28,457,740

	TOTAL SHORT-TERM INVESTMENTS (Cost $35,363,914)		35,363,914

	TOTAL INVESTMENTS AT MARKET VALUE—116.0% (Cost $138,844,410)		205,281,437
	Liabilities in Excess of Other Assets—(16.0)%		(28,370,775)
	NET ASSETS—100.0%		$176,910,662

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*                                         Non-income producing security

†                                         Denotes all or a portion of security on loan (Note 1)

††                                  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2014, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	28.6%
Industrials	19.7%
Materials	12.7%
Health Care	10.8%
Energy	7.5%
Financials	7.1%
Consumer Discretionary	6.7%
Telecommunication Services	2.9%
Short-Term Investments	20.0%
Total	116.0%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Shares		Value (Note 1)

	COMMON STOCKS—99.4%

	Aerospace & Defense—4.0%
6,090	Alliant Techsystems, Inc.	$777,328
25,160	Exelis, Inc.	416,146
4,900	Huntington Ingalls Industries, Inc.	510,629
3,500	Lockheed Martin Corp.	639,730
9,040	Northrop Grumman Corp.	1,191,110
1,398	Vectrus, Inc.*	27,299
		3,562,242
	Air Freight and Logistics—1.2%
6,360	FedEx Corp.	1,026,822

	Airlines—3.0%
17,400	Alaska Air Group, Inc.	757,596
27,800	Delta Air Lines, Inc.	1,004,970
26,400	Southwest Airlines Co.	891,528
		2,654,094
	Auto Components—2.2%
5,400	Delphi Automotive Plc	331,236
9,400	Lear Corp.	812,254
8,100	Magna International, Inc.	768,771
		1,912,261
	Beverages—1.0%
14,870	Coca-Cola Enterprises, Inc.	659,633
3,500	Dr Pepper Snapple Group, Inc.	225,085
		884,718
	Biotechnology—2.8%
2,600	Biogen Idec, Inc.*	860,106
4,700	Gilead Sciences, Inc.*	500,315
8,440	United Therapeutics Corp.*	1,085,806
		2,446,227
	Capital Markets—2.2%
1,900	Ameriprise Financial, Inc.	234,422
4,600	Franklin Resources, Inc.	251,206
4,400	Goldman Sachs Group, Inc. (The)	807,708
3,100	T. Rowe Price Group, Inc.	243,040
7,470	Waddell & Reed Financial, Inc., Class A	386,124
		1,922,500
	Chemicals—2.3%
3,800	CF Industries Holdings, Inc.	1,061,036
8,800	LyondellBasell Industries NV, Class A	956,208
		2,017,244
	Commercial Banks—7.2%
7,200	Comerica, Inc.	358,992
23,710	Huntington Bancshares, Inc./OH	230,698
49,900	JPMorgan Chase & Co.	3,005,976
72,300	KeyCorp	963,759

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Commercial Banks (Continued)
35,690	Wells Fargo & Co.	$1,851,241
		6,410,666
	Computers and Peripherals—3.0%
9,700	Apple, Inc.	977,275
12,900	Lexmark International, Inc.†	548,250
12,100	Western Digital Corp.	1,177,572
		2,703,097
	Consumer Finance—3.0%
16,100	Capital One Financial Corp.	1,314,082
20,700	Discover Financial Services	1,332,873
		2,646,955
	Diversified Financial Services—1.9%
11,500	CBOE Holdings, Inc.	615,537
12,600	McGraw Hill Financial, Inc.	1,064,070
590	Voya Financial, Inc.	23,069
		1,702,676
	Diversified Telecommunication Services—2.8%
47,700	AT&T, Inc.	1,680,948
19,400	CenturyLink, Inc.	793,266
		2,474,214
	Electric Utilities—3.7%
20,500	American Electric Power Co., Inc.	1,070,305
19,700	Edison International	1,101,624
14,200	Entergy Corp.	1,098,086
		3,270,015
	Electronic Equipment, Instruments & Components—2.4%
7,600	Arrow Electronics, Inc.*	420,660
11,500	Avnet, Inc.	477,250
73,500	Flextronics International, Ltd.*	758,520
20,020	Ingram Micro, Inc., Class A*	516,716
		2,173,146
	Energy Equipment and Services—4.5%
16,700	Baker Hughes, Inc.	1,086,502
13,400	Cameron International Corp.*	889,492
14,600	Halliburton Co.	941,846
3,820	Nabors Industries, Ltd.	86,943
4,200	Oil States International, Inc.*	259,980
11,990	Patterson-UTI Energy, Inc.	390,035
9,100	Superior Energy Services, Inc.	299,117
		3,953,915
	Food and Staples Retailing—2.0%
19,600	Kroger Co. (The)	1,019,200
19,070	Rite Aid Corp.*	92,299

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Food and Staples Retailing (Continued)
8,600	Wal-Mart Stores, Inc.	$657,642
		1,769,141
	Food Products—1.7%
6,000	Archer-Daniels-Midland Co.	306,600
900	Bunge, Ltd.	75,807
28,200	Tyson Foods, Inc., Class A	1,110,234
		1,492,641
	Health Care Providers and Services—10.8%
8,210	Aetna, Inc.	665,010
11,700	AmerisourceBergen Corp.	904,410
16,100	Cardinal Health, Inc.	1,206,212
12,900	Cigna Corp.	1,169,901
13,400	Express Scripts Holding Co.*	946,442
9,300	HCA Holdings, Inc.*	655,836
9,100	Humana, Inc.	1,185,639
5,000	McKesson Corp.	973,350
13,800	Omnicare, Inc.†	859,188
8,200	WellPoint, Inc.	980,884
		9,546,872
	Household Durables—0.7%
4,100	Whirlpool Corp.	597,165

	Independent Power Producers and Energy Traders—2.2%
68,200	AES Corp./VA	967,076
29,900	Calpine Corp.*	648,830
12,300	NRG Energy, Inc.	374,904
		1,990,810
	Insurance—12.7%
5,800	AFLAC, Inc.	337,850
7,530	Allied World Assurance Co. Holdings AG	277,405
20,900	Allstate Corp. (The)	1,282,633
4,770	American Financial Group, Inc./OH	276,135
30,300	American International Group, Inc.	1,636,806
7,970	Assurant, Inc.	512,471
10,820	Axis Capital Holdings, Ltd.	512,111
8,470	Chubb Corp.	771,447
5,000	Everest Re Group, Ltd.	810,050
58,400	Genworth Financial, Inc., Class A*	765,040
7,400	Lincoln National Corp.	396,492
6,400	PartnerRe, Ltd.	703,296
6,260	Reinsurance Group of America, Inc.	501,614
6,900	RenaissanceRe Holdings, Ltd.†	689,931
12,600	Travelers Cos., Inc. (The)	1,183,644
18,600	Unum Group	639,468
		11,296,393
	IT Services—0.8%
10,600	Amdocs, Ltd.	486,328

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	IT Services (Continued)
4,330	Computer Sciences Corp.	$264,780
		751,108
	Machinery—1.0%
19,800	Trinity Industries, Inc.†	925,056

	Media—1.0%
10,600	DIRECTV*	917,112

	Metals and Mining—1.3%
13,600	Alcoa, Inc.	218,824
24,920	United States Steel Corp.†	976,116
		1,194,940

	Multiline Retail—1.0%
15,270	Macy’s, Inc.	888,409

	Oil, Gas and Consumable Fuels—8.4%
9,800	Chevron Corp.	1,169,336
8,090	ConocoPhillips	619,047
23,300	Exxon Mobil Corp.	2,191,365
10,500	Marathon Petroleum Corp.	889,035
11,700	SM Energy Co.†	912,600
12,860	Tesoro Corp.	784,203
20,000	Valero Energy Corp.	925,400
		7,490,986
	Personal Products—0.1%
2,820	Herbalife, Ltd.†	123,375

	Real Estate Management and Development—0.9%
25,350	CBRE Group, Inc.*	753,909

	Road and Rail—0.9%
14,100	Avis Budget Group, Inc.*	773,949

	Semiconductors and Semiconductor Equipment—2.9%
60,500	Intel Corp.	2,106,610
13,750	Micron Technology, Inc.*	471,075
		2,577,685

	Specialty Retail—1.1%
18,100	Foot Locker, Inc.	1,007,265

	Thrifts and Mortgage Finance—0.5%
29,100	Radian Group, Inc.†	414,966

	Tobacco—1.9%
4,900	Altria Group, Inc.	225,106
16,500	Lorillard, Inc.	988,515

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Tobacco (Continued)
6,100	Philip Morris International, Inc.	$508,740
		1,722,361
	Trading Companies and Distributors—0.3%
2,470	United Rentals, Inc.*	274,417

	TOTAL COMMON STOCKS (Cost $77,355,741)	88,269,352

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—5.0%

$568,225	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2014	568,225

Shares

3,861,107	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.193%	3,861,107

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,429,332)		4,429,332

	TOTAL INVESTMENTS AT MARKET VALUE—104.4% (Cost $81,785,073)		92,698,684
	Liabilities in Excess of Other Assets—(4.4)%		(3,885,139)
	NET ASSETS—100.0%		$88,813,545

Notes to the Schedule of Investments:

*                                         Non-income producing security

†                                         Denotes all or a portion of security on loan (Note 1)

††                                  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2014, industry sector diversification of the M Large Cap Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	28.4%
Health Care	13.6%
Energy	12.9%
Industrials	10.4%
Information Technology	9.1%
Consumer Staples	6.7%
Consumer Discretionary	6.0%
Utilities	5.9%
Materials	3.6%
Telecommunication Services	2.8%
Short-Term Investments	5.0%
Total	104.4%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2014, the Company consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Debt securities of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company’s Board of Directors if those prices are deemed by the Fund’s sub-adviser to be representative of market values at the close of business of the New York Stock Exchange. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less).

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of September 30, 2014, (i) all of the Funds’  long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The Funds did not have significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2014.

Security Lending

The Funds participate in a securities lending program, under the terms of a Securities Lending Agency Agreement, whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark and at times the collateral percentage may be above or below 102%/105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through State Street Bank and Trust Company as the securities lending agent, is the source of the Fund’s securities lending income, 65% of which is paid to the Fund, 35% of which is paid to the custodian as securities lending agent.

As of September 30, 2014, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$1,173,028	$1,234,819
M Large Cap Growth Fund	0	0
M Capital Appreciation Fund	27,021,563	28,457,740
M Large Cap Value Fund	3,711,180	3,861,107

2.    Tax Information

As of September 30, 2014, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

M International Equity Fund	$213,249,531	$34,732,672	$(10,522,488)	$24,210,184
M Large Cap Growth Fund	143,364,921	37,264,452	(217,920)	37,046,532
M Capital Appreciation Fund	110,906,965	70,715,007	(4,798,275)	65,916,732
M Business Opportunity Value Fund	77,941,238	12,219,040	(1,322,701)	10,896,339

The Funds did not have any unrecognized tax benefits as of September 30, 2014, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended September 30, 2014, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2011 through December 2013. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	November 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	November 3, 2014

	By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	November 3, 2014